UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Mortgage Opportunity Term Fund 2 (JMT)
September 30, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities - 71.0%
	Residential - 71.0%
$ 610	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	$ 677,936
1,120	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	718,554
820	Banc of America Commercial Mortgage Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2	5.956%	5/10/45	BB+	627,900
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	A1	1,195,718
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.983%	2/10/51	BBB	1,071,835
2,100	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa1	1,861,875
459	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.798%	5/20/36	Caa2	346,731
2,895	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.727%	10/25/35	CCC	2,382,580
615	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.718%	7/25/36	CCC	406,210
2,751	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	3.849%	10/25/36	CC	1,630,073
448	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.705%	6/25/47	CCC	340,178
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	A-	892,685
3,270	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.715%	10/25/35	BBB	1,698,611
797	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subrodinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	545,683
251	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.840%	3/25/36	Caa3	183,154
217	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.455%	1/25/37	CCC	109,448
798	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.780%	8/25/35	Caa2	592,478
676	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.506%	7/25/37	Caa3	466,901
676	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa1	616,097
971	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.835%	10/25/36	CCC	489,686
1,054	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	CCC	654,992
1,025	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	594,370
1,268	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.705%	8/25/37	CCC	699,306
2,742	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.385%	3/25/47	CCC	1,632,905
3,091	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.684%	3/20/36	CCC	1,489,966
1,085	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	969,934
440	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.744%	5/20/36	Caa3	290,257
747	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.485%	4/25/36	BB-	634,064
2,092	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	CCC	1,805,363
780	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	5.631%	9/25/47	CCC	524,468
130	CPS Auto Trust, 144A	7.500%	4/16/18	BB	129,401
1,500	Credit Suisse Mortgage Corporation, Series 2010 RR5, 144A	0.000%	9/16/39	N/R	1,440,185
2,195	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	CCC	1,135,123
836	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	2.969%	3/25/36	CCC	509,586
560	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	5.462%	5/25/36	CCC	428,308
1,560	Dominos Pizza Master Issuer LLC, Series 2007-1, 144A	0.000%	4/25/37	BBB-	1,575,600
3,332	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.405%	12/25/36	Aaa	479,163
3,456	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.165%	12/25/36	Aaa	498,509
6,408	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.065%	8/25/37	Aaa	923,874
6,574	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.015%	2/25/40	Aaa	793,966
3,937	Federal Home Loan Mortgage Corporation, REMIC	6.421%	5/15/36	Aaa	573,188
735	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	CCC	487,508
412	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.741%	5/25/37	CC	264,992
227	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.680%	8/25/37	D	161,220
3,900	Freddie Mac Collaterlized Mortgage REMIC Series 3028	6.521%	9/15/35	Aaa	618,559
6,316	Freddie Mac Multi-Class Certificates	6.071%	8/15/35	Aaa	752,051
3,893	Freddie Mac Multi-Class Certificates	6.771%	8/15/36	Aaa	557,424
5,179	Freddie Mac Multi-Class Certificates	6.471%	12/15/36	Aaa	798,529
6,200	Freddie Mac Multi-Class Certificates	6.441%	12/15/36	Aaa	669,864
5,013	Freddie Mac Multi-Class Certificates	6.171%	6/15/39	Aaa	551,608
7,886	Freddie Mac Multi-Class Certificates	5.991%	1/15/40	Aaa	1,004,136
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013	2.885%	1/25/43	Aaa	227,969
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012	2.366%	1/25/41	Aaa	653,015
835	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.533%	12/26/46	Aaa	802,045
687	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	4.290%	3/25/47	CCC	446,695
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	163,137
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certifcates Series 2007-GG9	5.475%	3/10/39	Aaa	1,264,220
2,395	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.657%	4/25/36	CCC	1,519,434
233	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.589%	8/25/36	AAA	209,859
2,317	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.897%	7/25/37	Caa2	1,796,553
3,045	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.460%	11/25/35	CCC	1,730,114
1,269	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.425%	10/25/36	CCC	569,388
979	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.938%	3/25/36	Ca	502,913
1,575	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.140%	8/15/42	A2	1,377,635
870	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CB16	5.593%	5/12/45	Aa3	779,109
676	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2008-C2	6.068%	2/12/51	A1	700,004
341	JPMorgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.275%	7/25/36	CCC	299,916
308	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	CCC	264,681
851	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.776%	6/25/36	Caa2	622,165
535	JPMorgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.385%	3/25/37	Caa1	368,805
359	JPMorgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	4.964%	6/25/37	CCC	254,335
2,097	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.500%	8/25/36	Caa2	1,583,397
185	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.072%	6/25/37	CCC	119,389
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.762%	12/25/35	CCC	36,362
487	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.515%	8/25/35	B-	443,282
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.871%	4/15/49	Baa1	1,505,448
349	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.660%	3/25/36	CCC	179,203
2,649	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	CC	1,852,588
1,786	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.545%	9/25/37	CCC	1,143,446
525	Nom ura Asset Acceptance Corporation, Alternative Loan Trust, Mortage Pass Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	334,857
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	896,384
731	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.535%	8/25/36	Caa3	364,926
820	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	550,138
400	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	253,439
1,286	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.810%	1/25/36	Caa3	623,738
484	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	297,093
254	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.685%	8/25/36	Ca	120,988
1,567	Residential Asset Securitization Trust Series 2007-A9	6.250%	9/25/37	CCC	960,064
252	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	5.208%	9/25/35	Caa1	198,854
467	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	5.623%	4/25/37	Caa2	315,057
330	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	5.222%	7/20/37	D	216,435
1,398	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	4.219%	2/20/47	CCC	1,088,615
798	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	820,438
189	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	190,758
2,665	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2006-12	0.395%	1/25/37	CCC	1,376,263
531	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-9	5.087%	10/25/47	CCC	330,374
119	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.769%	10/25/37	Caa1	100,577
2,480	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.491%	2/25/37	CCC	1,518,569
774	WaMu Mortgage Pass Through Certificates, Series 2007-HY6	5.401%	6/25/37	CCC	597,515
356	WaMu Mortgage Pass-Through Certificates, Series 2006-AR	4.908%	1/25/37	CCC	251,710
378	WaMu Mortgage Pass-Through Certificates, Series 2007-HY4	4.958%	11/25/36	CCC	280,447
2,479	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.239%	12/25/36	CCC	1,695,544
143	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	2.801%	10/25/36	CCC	102,391
445	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.068%	11/25/37	Caa2	342,083
950	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.771%	4/25/36	CC	736,474
165,521	Total Residential				76,481,590
$ 165,521	Total Mortgage-Backed Securities (cost $80,127,175)				76,481,590
	PPIP Limited Partnership - 27.6%
$ –	JMT Wellington Management Legacy Securities PPIP, LP, (3)	N/A	N/A	N/A	$ 29,791,071
$ –	Total PPIP Limited Partnership (cost $33,118,468)				29,791,071

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 1.7%
$ 1,866	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $1,866,242, collateralized by $1,920,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $1,908,000	0.010%	10/03/11		$ 1,866,240
	Total Short-Term Investments (cost $1,866,240)				1,866,240
	Total Investments (cost $115,111,883) - 100.3%				108,138,901
	Other Assets Less Liabilities - 0.3% (4)				(367,211)
	Net Assets - 100%				$ 107,771,690

Investments in Derivatives at September 30, 2011:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. 30-Year Treasury Bond	Long	17	12/11	$ 2,424,625	$ (20,697)
U.S. 2-Year Treasury Note	Short	(67)	12/11	(14,753,609)	20,752
U.S. 5-Year Treasury Note	Short	(52)	12/11	(6,369,188)	15,353
					$ 15,408

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

			Level 1	Level 2	Level 3	Total
Investments:
	Mortgage-Backed Securities		$ –	$ 76,481,590	$ –	$ 76,481,590
	PPIP Limited Partnership		–	–	29,791,071	29,791,071
	Short-Term Investments		–	1,866,240	–	1,866,240
Derivatives:
	Futures Contracts*		15,408	–	–	15,408
	Total		$ 15,408	$ 78,347,830	$ 29,791,071	$ 108,154,309
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

			Level 3		Level 3
			Mortgage-Backed		PPIP Limited	Level 3
			Securities		Partnership	Total
	Balance at the beginning of period		$ 2,192,457		$ 30,213,541	$ 32,405,998
Gains (losses):
	Net realized gains (losses)		–		–	–
	Net change in unrealized appreciation (depreciation)		42,568		(6,988,463)	(6,945,895)
	Purchases at cost		–		6,565,993	6,565,993
	Sales at proceeds		–		–	–
	Net discounts (premiums)		7,205		–	7,205
	Transfers in to		–		–	–
	Transfers out of		(2,242,230)		–	(2,242,230)
	Balance at the end of period		$ –		$ 29,791,071	$ 29,791,071

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of September 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on open futures contracts	$ 36,105	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$ 20,697

* Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $115,111,883.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
	Appreciation					$ 1,470,238
	Depreciation					(8,443,220)

	Net unrealized appreciation (depreciation) of investments					$ (6,972,982)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives of September 30, 2011.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011